Events after the balance sheet date (Details) $ in Millions, $ in Millions	36 Months Ended
	Dec. 31, 2018 AUD ($)	Dec. 31, 2018 USD ($)	Mar. 02, 2021 AUD ($)	Mar. 02, 2021 USD ($)
Disclosure of non-adjusting events after reporting period [line items]
Income taxes paid	$ 8,400.0	$ 6,400.0
Tax contingent liability | Tax assessments received
Disclosure of non-adjusting events after reporting period [line items]
Contingent liabilities, amount not recorded, tax			$ 359.4	$ 279.8
Contingent liabilities, amount not recorded, interest			$ 47.1	$ 36.7
Percentage of tax paid upfront			50.00%	50.00%